Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Subject to Compensation - CLP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Subject to Compensation [Line Items]
Gross amounts		$ 10,575,817	$ 10,280,291
Compensated in balance
Net amount presented in balance		10,575,817	10,280,291
Remaining financial instruments not subject to neeting agreements		39,806,981	39,563,271
Amount in Statements of Financial Position		50,382,798	49,843,562
Liabilities
Gross amounts		12,014,721	11,680,636
Compensated in balance
Net amount presented in balance		12,014,721	11,680,636
Remaining financial instruments not subject to neeting agreements		40,298,472	38,672,614
Amount in Statements of Financial Position		52,313,193	50,353,249
Financial derivative contracts [Member]
Liabilities
Gross amounts		11,732,137
Compensated in balance
Net amount presented in balance		11,732,137
Remaining financial instruments not subject to neeting agreements		256,205
Amount in Statements of Financial Position		11,988,342
Investments under resale agreements [Member]
Liabilities
Gross amounts		282,584	315,355
Compensated in balance
Net amount presented in balance		282,584	315,355
Remaining financial instruments not subject to neeting agreements
Amount in Statements of Financial Position		282,584	315,355
Deposits and interbank borrowings [Member]
Liabilities
Gross amounts				[1]
Compensated in balance				[1]
Net amount presented in balance				[1]
Remaining financial instruments not subject to neeting agreements		40,042,267	35,929,781	[1]
Amount in Statements of Financial Position		40,042,267	35,929,780	[1]
Financial derivative contracts and hedge accounting [Member]
Liabilities
Gross amounts			11,365,281
Compensated in balance
Net amount presented in balance			11,365,281
Remaining financial instruments not subject to neeting agreements			2,742,833
Amount in Statements of Financial Position			14,108,114
Financial derivative contracts and hedge accounting [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Subject to Compensation [Line Items]
Gross amounts	[2]	10,575,817	10,280,291
Compensated in balance	[2]
Net amount presented in balance	[2]	10,575,817	10,280,291
Remaining financial instruments not subject to neeting agreements	[2]	149,198	1,870,431
Amount in Statements of Financial Position	[2]	10,725,015	12,150,722
Loans and accounts receivable and interbank loans [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Subject to Compensation [Line Items]
Gross amounts	[3]
Compensated in balance	[3]
Net amount presented in balance	[3]
Remaining financial instruments not subject to neeting agreements	[3]	39,657,783	37,692,840
Amount in Statements of Financial Position	[3]	$ 39,657,783	$ 37,692,840

[1]	Include Deposits and other demand liabilities, Time deposits and other time liabilities and Interbank borrowings
[2]	Derivatives contract have guarantees associated for Ch$1,695,431 million and Ch$746,729, respectively.
[3]	Loans and accounts receivable and interbank loans at amortised cost